General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
General (Details) [Line Items]
Accumulated losses	$ (67,399)		$ (58,431)
Generated losses	8,968
Operating activities cash flows	$ 6,845
Forecast [Member]
General (Details) [Line Items]
Cash, cash equivalents and short term deposits		$ 15,388